Debt and Lease Arrangements - Narrative (Details)		1 Months Ended	12 Months Ended
	Dec. 13, 2019 USD ($)	Apr. 30, 2020 USD ($) extension_option	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Management milestone one, net debt			$ 65,000,000,000
Debt issued			108,014,000,000	$ 96,424,000,000
Fair value of debt excluding finance lease liabilities			88,294,000,000	71,163,000,000
Cash outflow for leases			6,891,000,000	7,866,000,000
Subsidiaries
Disclosure of detailed information about borrowings [line items]
Amount undrawn			3,115,000,000	2,784,000,000
CP programmes
Disclosure of detailed information about borrowings [line items]
Maximum issuance of debt, short-term			$ 10,000,000,000
Debt maturity period, short term debt			270 days
Maximum issuance of debt, long-term			$ 10,000,000,000
Debt maturity period, long-term debt			397 days
Amount undrawn			$ 13,254,000,000	16,610,000,000
EMTN programme
Disclosure of detailed information about borrowings [line items]
Debt issued			6,734,000,000	3,322,000,000
US shelf registration
Disclosure of detailed information about borrowings [line items]
Debt issued			$ 6,250,000,000	$ 4,000,000,000
Committed credit facilities, due in 2021 and 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 10,000,000,000
Committed credit facility, due in 2021
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 2,000,000,000
Extension period	1 year
Committed credit facility, due in 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 8,000,000,000
Extension period	1 year
Dual currency revolving credit facility, due in April 2021
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 7,200,000,000			€ 4,432,000,000
Extension period		6 months
Number of extension options | extension_option		2
Bottom of range
Disclosure of detailed information about borrowings [line items]
Management milestone two, percentage distribution of cash flow from operations to shareholders			20.00%
Top of range
Disclosure of detailed information about borrowings [line items]
Management milestone two, percentage distribution of cash flow from operations to shareholders			30.00%